SHARE CAPITAL	12 Months Ended
Mar. 31, 2024
Share-based payment arrangements [Abstract]
SHARE CAPITAL	SHARE CAPITAL
Authorized share capital of the Company consists of an unlimited number of common shares, without par value, for unlimited consideration.
On May 30, 2023, the Company announced the closing of its U.S. initial public offering on the New York Stock Exchange. A total of 6,900,000 common shares were sold by the Company, at a price of $55.04 ($41 U.S.) per share, for gross proceeds to the Company of $379,797 ($282,900 U.S.). Offering costs of $17,725 ($13,203 U.S.) were paid and deferred tax of $4,260 ($3,173 U.S.) related to the offering costs were recorded to share capital.
On December 13, 2023, the Company announced that the Toronto Stock Exchange (“TSX”) had accepted a notice filed by the Company of its intention to make a normal course issuer bid (“NCIB”). Under the NCIB, ATS may purchase for cancellation up to a maximum of 8,044,818 common shares during the 12-month period ending December 14, 2024.

For the year ended March 31, 2024, the Company purchased 300 common shares for $14 under the recently announced and previous NCIB programs.

Subsequent to March 31, 2024, during the period April 1, 2024 to May 3, 2024, the Company purchased 1,020,887 common shares for cancellation under the NCIB program for $44,986.
For the year ended March 31, 2023, the Company purchased nil common shares under the previous NCIB program. All purchases are made in accordance with the bid at prevalent market prices plus brokerage fees, or such other prices that may be permitted by the TSX, with consideration allocated to share capital up to the average carrying amount of the shares, and any excess allocated to retained earnings.
The changes in the common shares issued and outstanding during the period presented were as follows:

	Note	Number of common shares	Share capital
Balance, at March 31, 2022		92,267,724	$530,241
Exercise of stock options		291,659	6,318
Common shares held in trust		(337,496)	(12,365)
Repurchase of common shares		(619,695)	(3,561)
Balance, at March 31, 2023		91,602,192	$520,633
Exercise of stock options		105,398	2,754
Common shares held in trust	19	(387,794)	(23,820)
Initial public offering, net of offering costs and deferred tax		6,900,000	366,332
Repurchase of common shares		(300)	(2)
Balance, at March 31, 2024		98,219,496	$865,897
CAPITAL MANAGEMENT
The Company’s capital management framework is designed to ensure the Company has adequate liquidity, financial resources and borrowing capacity to allow financial flexibility and to provide an adequate return to shareholders. The Company defines capital as the aggregate of equity (excluding accumulated other comprehensive income), bank indebtedness, long-term debt, lease liabilities and cash and cash equivalents.

The Company monitors capital using the ratio of total debt to equity. Total debt includes bank indebtedness, long-term debt and lease liabilities as shown on the consolidated statements of financial position. Equity includes all components of equity, less accumulated other comprehensive income. The Company also monitors an externally imposed covenant of debt to EBITDA of not greater than 3.5 to 1. For the years ended March 31, 2024 and March 31, 2023, the Company operated with a ratio below the externally imposed covenant. The Company is prepared to increase the total debt-to-equity ratio and net debt-to-EBITDA ratio if appropriate opportunities arise.

The capital management criteria can be illustrated as follows:

As at	March 31 2024	March 31 2023
Equity excluding accumulated other comprehensive income	$1,619,792	$1,070,543
Long-term debt	1,171,972	1,155,786
Lease liabilities	111,379	97,249
Bank indebtedness	4,060	5,824
Cash and cash equivalents	(170,177)	(159,867)
Capital under management	$2,737,026	$2,169,535
Debt-to-equity ratio	0.79:1	1.18:1